Note 5 - Marketable Securities - Marketable Securities (Details) $ in Thousands, $ in Thousands	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)
Statement Line Items [Line Items]
Total Marketable securities	$ 11,892		$ 26
Total Marketable securities	11,892		26
Current marketable securities	11,865
Marketable securities	27		26
Term deposit, one [Member]
Statement Line Items [Line Items]
Total Marketable securities			26	$ 20
Total Marketable securities			26	20
Term deposit, two[Member]
Statement Line Items [Line Items]
Total Marketable securities	2,696	2,020
Total Marketable securities	2,696	$ 2,020
Treasury bills [Member]
Statement Line Items [Line Items]
Total Marketable securities	9,196
Total Marketable securities	$ 9,196